Filed pursuant to Rule 497(e)

Registration Nos. 333-221764; 811-23312

MRP SynthEquity ETF (SNTH)

(the “Fund”)

listed on NYSE Arca, Inc.

March 17, 2026

Supplement to the Prospectus and

Statement of Additional Information (“SAI”)

dated February 26, 2025, as supplemented

Effective immediately, all references in the Prospectus and SAI to distributions of dividends and interest income, if any, are hereby changed to reflect that the Fund intends to pay out dividends and interest income, if any, quarterly.

Please retain this Supplement for future reference.